Summary of Significant Accounting Policies - Schedule of Assets are Depreciated Using the Straight-Line Method to Allocate their Cost Over their Estimated Useful Lives (Details)	Dec. 31, 2024
Computer Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Assets are Depreciated Using the Straight-Line Method to Allocate their Cost Over their Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Plant & Machinery [Member]
Summary of Significant Accounting Policies - Schedule of Assets are Depreciated Using the Straight-Line Method to Allocate their Cost Over their Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Leasehold Improvements [Member]
Summary of Significant Accounting Policies - Schedule of Assets are Depreciated Using the Straight-Line Method to Allocate their Cost Over their Estimated Useful Lives (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Leasehold Improvements [Member]
Minimum [Member] | Office Equipment/Furniture [Member]
Summary of Significant Accounting Policies - Schedule of Assets are Depreciated Using the Straight-Line Method to Allocate their Cost Over their Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum [Member] | Office Equipment/Furniture [Member]
Summary of Significant Accounting Policies - Schedule of Assets are Depreciated Using the Straight-Line Method to Allocate their Cost Over their Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	7 years